Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH ACCOUNT TRUST
Prospectus Date	rr_ProspectusDate	Jun. 04, 2014
Supplement [Text Block]	cat_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

Cash Account Trust
Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
DWS Government Cash Institutional Shares
Government Cash Managed Shares
Service Shares

Tax‐Exempt Portfolio
DWS Tax‐Exempt Cash Institutional Shares
DWS Tax‐Exempt Money Fund
DWS Tax‐Free Money Fund Class S
Service Shares

DWS Money Market Series
NY Tax Free Money Fund
Tax‐Exempt New York Money Market Fund

Investors Cash Trust
DWS Variable NAV Money Fund
Treasury Portfolio
DWS U.S. Treasury Money Fund Class S
Investment Class Shares
Premier Money Market Shares

Tax‐Exempt California Money Market Fund

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes will be renamed as follows:

Current Fund Name Current Class Name	New Fund Name New Class Name
Government & Agency Securities Portfolio: DWS Government & Agency Money Fund DWS Government Cash Institutional Shares	Government & Agency Securities Portfolio: Deutsche Government & Agency Money Fund Deutsche Government Cash Institutional Shares
Tax‐Exempt Portfolio: DWS Tax‐Exempt Cash Institutional Shares DWS Tax‐Exempt Money Fund DWS Tax‐Free Money Fund Class S	Tax‐Exempt Portfolio: Deutsche Tax‐Exempt Cash Institutional Shares Deutsche Tax‐Exempt Money Fund Deutsche Tax‐Free Money Fund Class S
DWS Money Market Series	Deutsche Money Market Series
DWS Variable NAV Money Fund	Deutsche Variable NAV Money Fund
Treasury Portfolio: DWS U.S. Treasury Money Fund Class S	Treasury Portfolio: Deutsche U.S. Treasury Money Fund Class S

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

CASH ACCOUNT TRUST | Government & Agency Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

Cash Account Trust Government & Agency Securities Portfolio DWS Government & Agency Money Fund DWS Government Cash Institutional Shares Government Cash Managed Shares Service Shares

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes will be renamed as follows:

Current Fund Name Current Class Name	New Fund Name New Class Name
Government & Agency Securities Portfolio: DWS Government & Agency Money Fund DWS Government Cash Institutional Shares	Government & Agency Securities Portfolio: Deutsche Government & Agency Money Fund Deutsche Government Cash Institutional Shares
The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

CASH ACCOUNT TRUST | Tax-Exempt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

Cash Account Trust Tax‐Exempt Portfolio DWS Tax‐Exempt Cash Institutional Shares DWS Tax‐Exempt Money Fund DWS Tax‐Free Money Fund Class S Service Shares

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes will be renamed as follows:

Current Fund Name Current Class Name	New Fund Name New Class Name
Tax‐Exempt Portfolio: DWS Tax‐Exempt Cash Institutional Shares DWS Tax‐Exempt Money Fund DWS Tax‐Free Money Fund Class S	Tax‐Exempt Portfolio: Deutsche Tax‐Exempt Cash Institutional Shares Deutsche Tax‐Exempt Money Fund Deutsche Tax‐Free Money Fund Class S
The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MONEY MARKET TRUST | DWS Money Market Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

DWS Money Market Series

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes will be renamed as follows:

Current Fund Name Current Class Name	New Fund Name New Class Name
DWS Money Market Series	Deutsche Money Market Series
The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MONEY MARKET TRUST | NY Tax Free Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

NY Tax Free Money Fund
Tax‐Exempt New York Money Market Fund

The following changes will take effect on August 11, 2014:

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

INVESTORS CASH TRUST | DWS Variable NAV Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

Investors Cash Trust DWS Variable NAV Money Fund

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes will be renamed as follows:

Current Fund Name Current Class Name	New Fund Name New Class Name
DWS Variable NAV Money Fund	Deutsche Variable NAV Money Fund
The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

INVESTORS CASH TRUST | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

Investors Cash Trust Treasury Portfolio DWS U.S. Treasury Money Fund Class S Investment Class Shares Premier Money Market Shares

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes will be renamed as follows:

Current Fund Name Current Class Name	New Fund Name New Class Name
Treasury Portfolio: DWS U.S. Treasury Money Fund Class S	Treasury Portfolio: Deutsche U.S. Treasury Money Fund Class S

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

TAX-EXEMPT CALIFORNIA MONEY MARKET FUND | TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

Tax‐Exempt California Money Market Fund

The following changes will take effect on August 11, 2014:

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”